Basis of Presentation	3 Months Ended
Sep. 30, 2024
Grafiti Holding Inc [Member]
Basis of Presentation [Line Items]
Basis of Presentation

Note 2 - Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), for interim financial information and the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Interim results for the three months ended September 30, 2024 are not necessarily indicative of the results for the full year ending June 30, 2025. These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes for the years ended June 30, 2024, 2023 and 2022 included in our filings with the SEC.